PENSION AND OTHER POSTRETIREMENT BENEFITS - Expected Amortization of Net Define Benefit Costs Included on AOCI During Next Fiscal Year (Details) $ in Millions	Jun. 29, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain	$ (6)
Prior service cost	1
Defined benefit plan, expected amortization next fiscal year	(5)
Pension
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain	0
Prior service cost	1
Defined benefit plan, expected amortization next fiscal year	1
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain	(6)
Prior service cost	0
Defined benefit plan, expected amortization next fiscal year	$ (6)